Investments Accounted for Using the Equity Method - Equity in Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Investments accounted for using the equity method [abstract]
Investments accounted for using the equity method, Affiliates	¥ 715,901	¥ 499,942
Investments accounted for using the equity method, Joint ventures	491,067	416,004
Investments accounted for using the equity method, Total	1,206,968	915,946	¥ 967,404
Honda's equity of undistributed earnings, Affiliates	111,787	87,284
Honda's equity of undistributed earnings, Joint ventures	279,915	259,675
Honda's equity of undistributed earnings, Total	¥ 391,702	¥ 346,959